Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of financial instruments

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$37,834	$37,834	$30,877	$30,877
Accounts receivable	$5,110	$5,110	$653	$653
Due from related parties	$2,804	$2,804	$—	$—
Accounts payable	$412	$412	$1,243	$1,243
Due to related parties	$438	$438	$736	$736
Long term debt	$—	$—	$126,000	$126,000
Term Loan B	$199,643	$200,405	$—	$—

Fair value measurements on a nonrecurring basis

Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$37,834	$37,834	$—	$—
Term Loan B	$200,405	$—	$200,405	$—

Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$30,877	$30,877	$—	$—
Long-term debt	$126,000	$—	$126,000	$—